Material Related Party Transactions - Additional Information (Detail) ¥ in Millions		12 Months Ended
	Oct. 31, 2020 shares $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 CNY (¥)	[1]	Apr. 27, 2020	Apr. 23, 2020	Mar. 05, 2020	Feb. 26, 2020	Feb. 12, 2020	Oct. 18, 2019
Disclosure of transactions between related parties [line items]
Loans from related party		¥ 78,233	¥ 51,180	[1]
Interest expense paid		1,914	¥ 1,840		¥ 1,891
Interest rate							2.44%	2.44%	3.00%	3.05%	3.12%	3.20%
A Share Convertible Bond [Member]
Disclosure of transactions between related parties [line items]
Number of convertible bonds issued | shares	160,000,000
Convertible bond conversion price per share | $ / shares	$ 100
Number of convertible bonds subscribed | shares	101,027,580
CSAH [member] | Percentage Benchmark Interest Rate [Member]
Disclosure of transactions between related parties [line items]
Interest rate			90.00%
Southern Airlines Group Finance Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Loans from related party		1,686	¥ 76
Interest expense paid		¥ 27	¥ 9
Interest rate range		3.00% to 4.28%	4.28% to 4.35%
Interest income received on deposits		¥ 91	¥ 40
Southern Airlines Group Finance Co., Ltd [member] | CSAH [member]
Disclosure of transactions between related parties [line items]
Loans from related party			5,520
Interest expense paid		¥ 89	¥ 86
Interest rate		3.92%	3.92%

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).